Cover Page	Nov. 06, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
6.25% Junior Subordinated Notes due 2085
Document Information [Line Items]
Title of 12(b) Security	6.25% Junior Subordinated Notes due 2085
Trading Symbol	XELLL
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Northern States Power Co. MN
Document Information [Line Items]
Entity File Number	001-03140
Entity Tax Identification Number	39-0508315
Entity Address, Address Line One	1414 West Hamilton Avenue
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	(715)
Local Phone Number	839-2625
Northern States Power Co. WISC
Document Information [Line Items]
Entity Registrant Name	NORTHERN STATES POWER CO /WI/
Entity Central Index Key	0000072909
Entity Incorporation, State or Country Code	WI